Revenue and Deferred Revenue - Summary of Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Total revenue	$ 110,637	$ 52,534
United States
Disaggregation of Revenue [Line Items]
Total revenue	108,072	50,275
International
Disaggregation of Revenue [Line Items]
Total revenue	2,565	2,259
Hardware
Disaggregation of Revenue [Line Items]
Total revenue	69,629	31,978
Professional Services
Disaggregation of Revenue [Line Items]
Total revenue	22,732	12,304
Hosted Services
Disaggregation of Revenue [Line Items]
Total revenue	$ 18,276	$ 8,252